Available-for-sale Debt Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015
Available-for-sale Debt Investments
Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive income	$ 192,500				¥ 1,323,600	¥ 625,000
Fair value of available-for-sale investments	$ 285,285				¥ 1,961,474	¥ 1,196,330
Particle
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis	37.63%				37.63%	41.80%	46.95%
Fair value of available-for-sale investments	$ 285,000				¥ 1,959,500	¥ 1,196,300
Fengyi Technology
Available-for-sale Debt Investments
Proportion of equity interest acquired considered as available-for-sale debt securities	40.00%	40.00%
Consideration paid for purchase of available-for-sale debt securities	$ 300	¥ 2,000
Fair value of available-for-sale investments	$ 300				¥ 2,000
Series D1 convertible redeemable preferred shares | Particle
Available-for-sale Debt Investments
Aggregate amount of converting convertible loans due from related party			$ 20,700	¥ 143,800